DIRECTORS' AND SUPERVISORS' REMUNERATION - Remuneration of the directors and supervisors of the Company fell within following band (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥) EquityInstruments employee	Dec. 31, 2021 CNY (¥) EquityInstruments	Dec. 31, 2020 CNY (¥) EquityInstruments
Directors' and supervisors' remuneration
Key management personnel compensation	¥ 5,367,000	¥ 5,554,000	¥ 4,886,000
share-based compensation cost
Retirement benefits paid	505,000	449,000	207,000
Emoluments paid to directors or supervisors	¥ 0
Number of highest paid employees included in the emoluments paid to directors or supervisors | employee	5
Executive Directors
Directors' and supervisors' remuneration
Key management personnel compensation	¥ 3,240,000	3,249,000	2,434,000
Retirement benefits paid	303,000	263,000	112,000
Zhu Runzhou
Directors' and supervisors' remuneration
Key management personnel compensation	1,261,000	1,269,000	938,000
share-based compensation cost	112,000
Retirement benefits paid	101,000	93,000	44,000
Ou Xiaowu
Directors' and supervisors' remuneration
Key management personnel compensation	1,034,000	1,066,000	141,000
share-based compensation cost	108,000
Retirement benefits paid	101,000	93,000	¥ 7,000
Jiang Tao
Directors' and supervisors' remuneration
Key management personnel compensation	945,000	914,000
share-based compensation cost	104,000
Retirement benefits paid	¥ 101,000	¥ 77,000
Directors [Member]
Directors' and supervisors' remuneration
Number of restricted shares granted | EquityInstruments	750,000
Retirement benefits paid	¥ 0
Termination benefits paid	0
Consideration paid or received for making available directors services	0
Loans, quasi-loans or other dealings provided	0
Amount of material interests in transactions, arrangements or contracts.	0
Supervisors
Directors' and supervisors' remuneration
Key management personnel compensation	¥ 1,509,000	¥ 1,726,000	¥ 1,769,000
Number of restricted shares granted | EquityInstruments	0
Retirement benefits paid	¥ 202,000	¥ 186,000	¥ 95,000
Non-executive Directors
Directors' and supervisors' remuneration
Key management personnel compensation	618,000	579,000	683,000
Annual emoluments before tax	¥ 150,000,000	¥ 150,000,000
Wang Jun
Directors' and supervisors' remuneration
Key management personnel compensation			¥ 50,000